POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
POST-EMPLOYMENT BENEFITS
Schedule of reconciliation of the net defined benefit liability

In € thousand	2025	2024
Net defined liability at January 1	978	894
Defined benefit income recognized in consolidated statement of profit or loss	33	36
Defined benefit cost recognized in other comprehensive income	(42)	44
Reclassification of other liabilities	—	4
Net defined liability at December 31	969	978

Schedule of reconciliation of the amount recognized in the combined statement of financial position

In € thousand	2025	2024
Employee benefit obligations recognized as of January 1	978	894
Actuarial adjustments	(43)	44
Interest expense	34	36
Reclassification of other liabilities	—	4
Employee benefit obligations recognized as of December 31	969	978

Schedule of expense recognized in the consolidated statements of profit and loss and other comprehensive income

In € thousand	2025	2024	2023
Actuarial (gains) / losses deriving from changes in financial assumptions	43	46	(24)
Actuarial (gains) / losses deriving from experience adjustments	(1)	(2)	(2)
Included in other comprehensive income	42	44	(26)
Interest income	34	36	33
Included in the consolidated statements of profit or loss	34	36	33
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	76	80	7

Schedule of principal actuarial assumptions

	12/31/2025	12/31/2024
Discount rate	4.0%	3.5%